INCOME TAXES - Deferred Income Tax Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening net deferred tax (liability) asset	$ (1,136)	$ (587)
Recognized in income	130	132
Recognized in other comprehensive income	(66)	15	$ (2)
Other	132	(696)
Net deferred tax (liability) asset	$ (940)	$ (1,136)	$ (587)